Debt (TUI Portfolio Acquisition Facility) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2008
Debt Instrument [Line Items]
Number of aircraft owned	251
TUI Portfolio Acquisition Facility [Member]
Debt Instrument [Line Items]
Credit facility, amount	$ 262,300,000	$ 448,600,000
One month LIBOR plus a margin	2.00%
Percentage of least ratio of tranche financed	43.00%
Book value of aircraft pledged as collateral for debt	$ 400,000,000
Number of aircraft owned		19
Number of aircraft pledged	15
Number of tranche aircraft to percentage of financed aircraft	1
AerCap Partners I [Member] | TUI Portfolio Acquisition Facility [Member]
Debt Instrument [Line Items]
Ownership percentage		50.00%
LIBOR Plus Margin 1.575 [Member] | TUI Portfolio Acquisition Facility [Member]
Debt Instrument [Line Items]
One month LIBOR plus a margin	1.58%
LIBOR Plus Margin 1.75 [Member] | TUI Portfolio Acquisition Facility [Member]
Debt Instrument [Line Items]
One month LIBOR plus a margin	1.75%
First Tranche [Member]
Debt Instrument [Line Items]
Maturity date of senior facility	Apr. 01, 2015
Second Tranche [Member]
Debt Instrument [Line Items]
Maturity date of senior facility	Apr. 01, 2012
Boeing 737-800 [Member]
Debt Instrument [Line Items]
Number of aircraft owned	12
Boeing 737-800 [Member] | TUI Portfolio Acquisition Facility [Member]
Debt Instrument [Line Items]
Number of aircraft owned	11
Boeing 757-200 [Member] | TUI Portfolio Acquisition Facility [Member]
Debt Instrument [Line Items]
Number of aircraft owned	6
Boeing 767-300 [Member] | TUI Portfolio Acquisition Facility [Member]
Debt Instrument [Line Items]
Number of aircraft owned	2